TRADE AND OTHER RECEIVABLES - Aging of trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Aging of trade receivables
Current	$ 584	$ 437
Trade receivables
Aging of trade receivables
Current	$ 249	$ 177
Unbilled Receivables | Trade receivables
Aging of trade receivables
Expected credit loss rate (as percent)	4.40%	4.30%
Current	$ 43	$ 44
Current | Trade receivables
Aging of trade receivables
Expected credit loss rate (as percent)	2.30%	3.00%
Current	$ 173	$ 98
Less than 30 days | Trade receivables
Aging of trade receivables
Expected credit loss rate (as percent)	18.20%	14.30%
Current	$ 18	$ 18
Between 31 and 120 days | Trade receivables
Aging of trade receivables
Expected credit loss rate (as percent)	36.40%	38.50%
Current	$ 14	$ 16
Greater than 120 days | Trade receivables
Aging of trade receivables
Expected credit loss rate (as percent)	98.50%	98.30%
Current	$ 1	$ 1
Gross carrying amount
Aging of trade receivables
Current	753	565
Gross carrying amount | Trade receivables
Aging of trade receivables
Current	334	252
Gross carrying amount | Loans to customers
Aging of trade receivables
Current	419	313
Gross carrying amount | Unbilled Receivables | Trade receivables
Aging of trade receivables
Current	45	46
Gross carrying amount | Current | Trade receivables
Aging of trade receivables
Current	177	101
Gross carrying amount | Less than 30 days | Trade receivables
Aging of trade receivables
Current	22	21
Gross carrying amount | Between 31 and 120 days | Trade receivables
Aging of trade receivables
Current	22	26
Gross carrying amount | Greater than 120 days | Trade receivables
Aging of trade receivables
Current	68	58
Expected credit losses | Trade receivables
Aging of trade receivables
Current	(85)	(75)	$ (70)
Expected credit losses | Loans to customers
Aging of trade receivables
Current	(84)	(53)
Expected credit losses | Unbilled Receivables | Trade receivables
Aging of trade receivables
Current	(2)	(2)
Expected credit losses | Current | Trade receivables
Aging of trade receivables
Current	(4)	(3)
Expected credit losses | Less than 30 days | Trade receivables
Aging of trade receivables
Current	(4)	(3)
Expected credit losses | Between 31 and 120 days | Trade receivables
Aging of trade receivables
Current	(8)	(10)
Expected credit losses | Greater than 120 days | Trade receivables
Aging of trade receivables
Current	$ (67)	$ (57)